Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 451,361	$ 3,979,662
Accounts receivable	644,760	201,579
Inventories	142,430	218,317
Prepaid expenses and other current assets	215,128	84,388
Total current assets	1,453,679	4,483,946
Fixed assets, net of accumulated depreciation	344,366	8,389
Intellectual property	2,000,000	2,000,000
Intangible assets	38,377	36,440
Total assets	3,836,422	6,528,775
Current liabilities
Accounts payable and accrued expenses	496,389	208,898
Total current liabilities	496,389	208,898
Derivatives liability		121,900
Total liabilities	496,389	330,798
Stockholders' equity
Preferred stock, $.001 par value; 500,000 shares authorized; no shares issued and outstanding
Common stock, $.001 par value, 6,000,000 shares authorized; 2,227,447 shares issued and outstanding at December 31, 2013 2,200,667, shares issued and outstanding at December 31, 2012	2,227	2,201
Additional paid-in capital	17,246,308	15,841,482
Deficit accumulated during development stage	(13,908,502)	(9,645,706)
Total stockholders' equity	3,340,033	6,197,977
Total liabilities and stockholders' equity	$ 3,836,422	$ 6,528,775